GROUP STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
GROUP STATEMENT OF COMPREHENSIVE INCOME
Attributable profit for the year	$ 448	$ 600	$ 663
Items that will not be reclassified to income statement
Re-measurement of net retirement benefit obligations	10	(14)	11
Taxation on other comprehensive income	(4)	2	(1)
Total items that will not be reclassified to income statement	6	(12)	10
Items that may be reclassified subsequently to income statement
Cash flow hedges – forward foreign exchange contracts (Losses)/gains arising in the year	(24)	14	21
(Gains)/losses transferred to inventories for the year	(6)	(19)	2
Exchange differences on translation of foreign operations	21	21	(132)
Taxation on other comprehensive income	4		(3)
Total items that may be reclassified subsequently to income statement	(5)	16	(112)
Other comprehensive income/(loss) for the year, net of taxation	1	4	(102)
Total comprehensive income for the year	$ 449	$ 604	$ 561